Schedule of Warrant Activity (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding at Beginning			678,176	678,176	885,373
Weighted-Average Exercise Price, Outstanding at Beginning			$ 1.57	$ 1.57	$ 2.59
Weighted-Average Remaining Contractual Term (Years), Outstanding			6 years 1 month 6 days	6 years 7 months 6 days	7 years 7 months 6 days	7 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding at Beginning			$ 1,209,136	$ 2,131,123	$ 2,147
Number of Warrants, Granted					56,629
Weighted-Average Exercise Price, Granted					$ 3.87
Number of Warrants, Exercised			(14,285)
Weighted-Average Exercise Price, Exercised			$ 2.66
Number of Warrants, Forfeited / Canceled					(263,826)
Weighted-Average Exercise Price, Forfeited / canceled					$ 5.50
Number of Warrants, Outstanding at Ending			663,891	678,176	678,176	885,373
Weighted-Average Exercise Price, Outstanding at Ending			$ 1.55	$ 1.57	$ 1.57	$ 2.59
Aggregate Intrinsic Value, Outstanding at Ending			$ 474,323	$ 1,209,136	$ 2,131,123	$ 2,147
Number of Warrants, Vested at Ending			663,891	671,789
Weighted-Average Exercise Price, Vested at Ending			$ 1.55
Weighted-Average Remaining Contractual Term (Years), Vested			6 years 1 month 6 days	6 years 7 months 6 days
Aggregate Intrinsic Value, Vested at Ending			$ 474,323
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Granted				3,195,906	415,247	431,659
Number of Warrants, Exercised		(436,533)
Number of Warrants, Forfeited / Canceled	(200,000)
Weighted-Average Exercise Price, Vested at Ending				$ 1.56
Aggregate Intrinsic Value, Vested at Ending						$ 1,205,305